Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt
7. Debt
Second Lien Loans
In connection with the Merger, certain second lien loans automatically converted into Kodiak common stock. The remaining $10.0 million in principal, which originated from the exchange of a SAFE from an affiliate of AACT (see Note 3), remained outstanding as of March 31, 2026, with a fair value of $11.3 million and a maturity date of October 1, 2026.
The second lien loans bear interest at an interest rate per annum equal to the prime rate plus 9.00%, subject to a minimum rate of 13.75%. Interest accrues on the first business day of each month, and is capitalized and included in the principal balance due at maturity. The interest rate applicable to the second lien loans was 16.50%. The Company was in compliance with its covenants as of March 31, 2026.
2025 Credit Facility
In December 2025, the Company entered into a venture loan and security agreement (the “2025 Credit Facility”), which amended and restated its then-existing venture loan and security agreement originally executed in September 2022 (the “2022 Credit Facility”). The 2025 Credit Facility provided for secured term loans of up to an aggregate principal amount of $30.0 million, which was drawn in full upon execution. The proceeds (i) were used to repay the then-outstanding principal balance of $15.0 million and the final repayment fee of $1.2 million under the 2022 Credit Facility, and (ii) are being used for working capital and general corporate purposes. Borrowings under the 2025 Credit Facility are secured by substantially all of the assets of the Company, including the Company's intellectual property, subject to certain customary exceptions. The 2025 Credit Facility contains customary covenants and customary events of default. The Company was in compliance with its covenants as of March 31, 2026.
Borrowings under the 2025 Credit Facility mature in January 2030 and provide for interest-only payments from February 1, 2026 to July 1, 2028. Consecutive payments of principal and interest are due beginning on August 1, 2028 once the interest-only period elapses. The 2025 Credit Facility bears interest that is payable monthly at 3.50% plus the greater of (i) 6.50% and (ii) the prime rate. The interest rate under the 2025 Credit Facility was 10.25%. In addition, a final payment fee of $1.2 million is due upon the earlier of prepayment or maturity of the debt. The Company has the option to prepay the entire balance of the debt subject to a prepayment fee ranging from 1.0% to 2.0% depending on the timing of such repayments.
Total debt issuance costs related to the 2025 Credit Facility of $0.8 million were recorded as a debt discount, which included $0.5 million for the fair value of 45,906 shares of common stock issued to the lender concurrently with the execution of the 2025 Credit Facility and a commitment fee of $0.3 million. The debt discount, together with the final payment fee and $0.1 million of unamortized debt issuance costs related to the 2022 Credit Facility is recognized as interest expense using the effective interest method over the term of the loan.
2022 Equipment Facility
In July 2022, the Company entered into a financing agreement with a lender to borrow up to $10.0 million as equipment line advances (the “2022 Equipment Facility”) pursuant to which it borrowed at various dates an aggregate principal amount of $8.5 million. Borrowings under the 2022 Equipment Facility are secured by the specific assets that were financed. The 2022 Equipment Facility contains customary representations and warranties, non-financial covenants and customary events of default. The Company was in compliance with its covenants as of March 31, 2026.
Borrowings under the 2022 Equipment Facility mature in March 2028 and repayments of principal and interest are due monthly commencing in the month following each draw. As of March 31, 2026, and December 31, 2025, the aggregate principal amount outstanding was $1.6 million and $1.9 million, respectively. The 2022 Equipment Facility bears an annual interest rate equivalent to a five-year swap plus 3.38% or ranging from approximately 6.0% to 7.0%.
Total debt issuance costs related to the 2022 Equipment Facility of $0.1 million were recorded as a debt discount, which included immaterial amounts related to the fair value of warrants to purchase shares of the Company’s common stock issued concurrently with the execution of the 2022 Equipment Facility and other issuance costs. The debt discount is recognized as interest expense using the effective interest method.
As of March 31, 2026, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2026 (remaining nine months)	$10,000	$704	$10,704
2027	—	808	808
2028	—	8,378	8,378
2029	—	20,000	20,000
2030	—	2,867	2,867
Total principal debt payments and final payment fee	10,000	32,757	42,757
Less: unamortized debt discount	—	(929)	(929)
Less: unamortized final payment fee	—	(1,140)	(1,140)
Less: Debt, current portion	(10,000)	(936)	(10,936)
Debt, net of current portion	$—	$29,752	$29,752

8. Debt
Second Lien Loans
Concurrent with the execution of the BCA in April 2025, the Company entered into a Second Lien Loan and Security Agreement, which was subsequently amended to extend the deadline to fund the delayed draw second lien loans and to include additional investors. Under the Second Lien Loan and Security Agreement, certain institutional and accredited investors committed to providing bridge financing in the form of secured convertible notes. Prior to the Closing, $53.9 million had been funded, including $20.0 million from an affiliate of AACT, an aggregate of $12.4 million from a vehicle controlled by a board member of the Company and a vehicle owned by certain Ares employees in which a former officer and former director of AACT was invested, $10.0 million from the exchange of a SAFE from an affiliate of AACT (the “Exchanged SAFE”) (see Note 9), and $5.0 million from an affiliate of one of the Company’s board members. Following the Closing, a former officer of AACT became a board member of the Company.
At the Closing, second lien loans in an aggregate principal amount of $43.9 million and with a fair value of $67.4 million (see Note 5), automatically converted into 7,700,557 shares of Kodiak common stock based on the agreed upon conversion price of $6.00 per share. The $10.0 million in principal from the Exchanged SAFE remained outstanding as of December 31, 2025, with a fair value of $10.9 million and a maturity date of October 1, 2026.
The second lien loans bear interest at an interest rate per annum equal to the prime rate plus 9.00%, subject to a minimum rate of 13.75%. Interest accrues on the first business day of each month, and is capitalized and included in the principal balance due at maturity. The interest rate applicable to the second lien loans was 16.50% as of December 31, 2025. The Company was in compliance with its covenants as of December 31, 2025.
Promissory Notes
The Company was obligated to reimburse 50% of the monthly contributions made by the Sponsor to AACT’s trust account as well as certain transaction costs incurred by AACT pursuant to the BCA. From April through August 2025, the Company issued secured promissory notes with respect to its reimbursement obligations to AACT and the Sponsor, which were secured under the Second Lien Loan and Security Agreement. The promissory notes did not bear any interest (other than the default rate in accordance with the Second Lien Loan and Security Agreement).
At the Closing, the aggregate outstanding principal amount of the promissory notes was $4.9 million, which was paid in full. No promissory notes remained outstanding as of December 31, 2025.
2025 Credit Facility
In September 2022, the Company entered into a venture loan and security agreement (the “2022 Credit Facility”) with a financial institution to borrow secured term loans of up to an aggregate principal amount of $30.0 million, which was drawn in full upon execution. The 2022 Credit Facility was amended in June 2024 to revise the repayment schedule and delay principal payments by five months, which was accounted for as a modification. The 2022 Credit Facility was further amended in February 2025 to permit the transaction as contemplated by the BCA (see Note 1) and in September 2025 to make certain conforming changes to account for the closing of the Merger and provide for a post-closing period for the joinder of the Company as a co-borrower under the 2022 Credit Facility.
In December 2025, the 2022 Credit Facility was amended pursuant to which the Company increased the amount available to be borrowed and extended the maturity date (the “2025 Credit Facility”), which was accounted for as a modification. The 2025 Credit Facility provided for borrowings in secured term loans up to an aggregate principal amount of $30.0 million, which was drawn in full upon execution. The proceeds (i) were used to repay the then outstanding principal balance of $15.0 million and the final repayment fee of $1.2 million under the 2022 Credit Facility and (ii) will be used for working capital and general corporate purposes. Borrowings under the 2025 Credit Facility are secured by substantially all of the assets of the Company, including the Company’s intellectual property, subject to certain customary exceptions. The 2025 Credit Facility contains customary covenants and customary events of default. The Company was in compliance with its covenants as of December 31, 2025.
Borrowings under the 2025 Credit Facility mature in January 2030 and provide for interest-only payments from February 1, 2026 to July 1, 2028. Consecutive payments of principal and interest are due beginning on August 1, 2028 once the interest-only period elapses. The 2025 Credit Facility bears interest that is payable monthly at 3.50% plus the greater of (i) 6.50% and (ii) the prime rate. The interest rate under the 2025 Credit Facility was 10.25% as of closing and as of December 31, 2025. In addition, a final payment fee of $1.2 million is due upon the earlier of prepayment or maturity of the debt. The Company has the option to prepay the entire balance of the debt subject to a prepayment fee ranging from 1.0% to 2.0% depending on the timing of such repayments.
Total debt issuance costs related to the 2025 Credit Facility of $0.8 million were recorded as a debt discount, which included $0.5 million for the fair value of 45,906 shares of common stock issued to the lender concurrently with the execution of the 2025 Credit Facility and a commitment fee of $0.3 million. The debt discount, together with the final payment fee and $0.1 million of unamortized debt issuance costs related to the 2022 Credit Facility is recognized as interest expense using the effective interest method over the term of the loan.
2022 Equipment Facility
In July 2022, the Company entered into a financing agreement with a lender to borrow up to $10.0 million as equipment line advances (the “2022 Equipment Facility”) pursuant to which it borrowed at various dates an aggregate principal amount of $8.5 million. Borrowings under the 2022 Equipment Facility are secured by the specific assets that were financed. The 2022 Equipment Facility contains customary representations and warranties, non-financial covenants and customary events of default. The Company was in compliance with its covenants as of December 31, 2025.
Borrowings under the 2022 Equipment Facility mature in March 2028 and repayments of principal and interest are due monthly commencing in the month following each draw. As of December 31, 2025, and December 31, 2024, the aggregate principal amount outstanding was $1.9 million and $4.1 million, respectively. The 2022 Equipment Facility bears an annual interest rate equivalent to a five-year swap plus 3.38% or ranging from approximately 6.0% to 7.0%.
Total debt issuance costs related to the 2022 Equipment Facility of $0.1 million were recorded as a debt discount, which included immaterial amounts related to the fair value of warrants to purchase shares of the Company’s common stock issued concurrently with the execution of the 2022 Equipment Facility and other issuance costs. The debt discount is recognized as interest expense using the effective interest method.
As of December 31, 2025, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2026	$10,000	$1,067	$11,067
2027	—	808	808
2028	—	8,378	8,378
2029	—	20,000	20,000
2030	—	2,867	2,867

Total principal debt payments and final payment fee	10,000	33,120	43,120
Less: unamortized debt discount	—	(978)	(978)
Less: unamortized final payment fee	—	(1,199)	(1,199)
Less: Debt, current portion	(10,000)	(1,065)	(11,065)
Debt, net of current portion	$—	$29,878	$29,878